FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Non-derivatives:
Available for sale securities	$ 55,661,000	$ 23,324,000
Floating rate NOK bonds due 2014	78,891,000	63,769,000
Floating rate NOK bonds due 2017	106,902,000
8.5% Senior Notes due 2013	248,542,000	264,269,000
3.75% unsecured convertible bonds due 2016	118,513,000	84,876,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411,000
Interest rate/ currency swap contracts – long-term payables	85,881,000	79,870,000
Long term payables, non-designated swap contracts	1,400,000	7,800,000
Long term receivables, non-designated swap contracts	100,000	0
Carrying Value [Member]
Non-derivatives:
Available for sale securities	55,661,000	23,324,000
Floating rate NOK bonds due 2014	78,505,000	74,583,000
Floating rate NOK bonds due 2017	107,910,000	0
8.5% Senior Notes due 2013	247,766,000	274,209,000
3.75% unsecured convertible bonds due 2016	125,000,000	125,000,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411,000	0
Interest rate/ currency swap contracts – long-term payables	85,881,000	79,870,000
Fair Value [Member]
Non-derivatives:
Available for sale securities	55,661,000	23,324,000
Floating rate NOK bonds due 2014	78,891,000	63,769,000
Floating rate NOK bonds due 2017	106,902,000	0
8.5% Senior Notes due 2013	248,542,000	264,269,000
3.75% unsecured convertible bonds due 2016	118,513,000	84,876,000
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411,000	0
Interest rate/ currency swap contracts – long-term payables	85,881,000	79,870,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Non-derivatives:
Available for sale securities	37,882,000	23,324,000
Floating rate NOK bonds due 2014	78,891,000	63,769,000
Floating rate NOK bonds due 2017	106,902,000
8.5% Senior Notes due 2013	248,542,000	264,269,000
3.75% unsecured convertible bonds due 2016	118,513,000	84,876,000
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	3,411,000
Interest rate/ currency swap contracts – long-term payables	85,881,000	79,870,000
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Non-derivatives:
Available for sale securities	$ 17,779,000